Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued marketing and customer service expenses	¥ 87,071	¥ 253,118
Payable related to mutual aid plans and medical crowdfunding	121,561	43,636
Payroll and welfare payable	184,903	118,691
Tax payable	22,020	13,537
Payable related to services fee	43,889	46,884
Share-based compensation liabilities		58,213
Advance from customer		15,301
Others	39,308	46,226
Total	¥ 498,752	¥ 595,606